Note 12 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31
	2013	2012

Deferred charges	$1,554	$1,353
Land use rights	1,179	1,207
Refundable deposits	681	789
Deferred income tax assets - noncurrent	95	125

	$3,509	$3,474